Note 10 - Commitments, Contingencies and Guarantees (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
	Less than 1 year	1 – 3 years	3 – 5 years	Greater than 5 years	Total

Operating leases	$280	$505	$518	$213	$1,516